Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
From time to time, the Company grants stock options to its employees, including our named executive officers. Our historical practice has been to grant annual equity awards to all employees, including our named executive officers, at the beginning of the year (typically in February) and new hire or promotion grants around the commencement of employment or promotion date or as otherwise determined appropriate by the Compensation Committee. During 2024, we maintained an equity grant delegation policy, pursuant to which our Compensation Committee delegated authority to our Chief Executive Officer and Chief Financial Officer to make grants to employees of the Company, excluding executive officers. In January 2025, our Compensation Committee adopted an equity award grant policy, which creates a framework for a consistent process for granting equity awards under the 2020 Plan to all employees, including to our named executive officers. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation — Non-Employee Director Compensation Policy” below. Option grants are made on the regular, predetermined grant dates pursuant to the equity grant policy (and previously, the equity grant delegation policy) and the Non-Employee Director Compensation Policy. The equity grant policy provides for an adjustment of such predetermined grant date if it falls within a designed blackout window relating to our release of financial or certain material non-public information (“MNPI”) about the Company. The Company has not granted equity awards in anticipation of the release of MNPI and we have not timed the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K. Our Compensation Committee will continue to evaluate our equity grant policies as we continue to evolve and grow as a public company.

Award Timing Method	From time to time, the Company grants stock options to its employees, including our named executive officers. Our historical practice has been to grant annual equity awards to all employees, including our named executive officers, at the beginning of the year (typically in February) and new hire or promotion grants around the commencement of employment or promotion date or as otherwise determined appropriate by the Compensation Committee. During 2024, we maintained an equity grant delegation policy, pursuant to which our Compensation Committee delegated authority to our Chief Executive Officer and Chief Financial Officer to make grants to employees of the Company, excluding executive officers. In January 2025, our Compensation Committee adopted an equity award grant policy, which creates a framework for a consistent process for granting equity awards under the 2020 Plan to all employees, including to our named executive officers. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation — Non-Employee Director Compensation Policy” below. Option grants are made on the regular, predetermined grant dates pursuant to the equity grant policy (and previously, the equity grant delegation policy) and the Non-Employee Director Compensation Policy. The equity grant policy provides for an adjustment of such predetermined grant date if it falls within a designed blackout window relating to our release of financial or certain material non-public information (“MNPI”) about the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has not granted equity awards in anticipation of the release of MNPI and we have not timed the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false